Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Assets
Time deposits	[1]	$ 5
Foreign currency contracts	[2]	405	$ 697
Total assets measured at fair value		410	697
Liabilities:
Foreign currency contracts	[2]	39	42
Contingent purchase consideration liabilities	[3]	25,358	34,320
Total liabilities measured at fair value		25,397	34,362
Fair Value, Inputs, Level 2
Assets
Time deposits	[1]	5
Foreign currency contracts	[2]	405	697
Total assets measured at fair value		410	697
Liabilities:
Foreign currency contracts	[2]	39	42
Total liabilities measured at fair value		39	42
Fair Value, Inputs, Level 3
Liabilities:
Contingent purchase consideration liabilities	[3]	25,358	34,320
Total liabilities measured at fair value		$ 25,358	$ 34,320

[1]	Time deposits are classified as part of cash and cash equivalents on the consolidated balance sheets.
[2]	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.
[3]	The fair values of the contingent purchase consideration liabilities are determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.